Dividends - Accounting Policy (Details) - ZAR (R) R / shares in Units, R in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Dividend declared and paid (interim)	R 3,905	R 8,347	R 1,338
Dividend declared after 31 December (final)	3,452	5,252	9,485
Total dividends declared for the year	R 7,357	R 13,599	R 10,823
Dividend per share (interim) (in ZAR cents per share)	R 1.38	R 2.92	R 50
Dividend per share (final) (in ZAR cents per share)	R 1.22	R 1.87	R 321
Dividends paid during the financial year	R 9,197	R 17,832	R 1,338
Dividends paid to NCI of subsidiaries during the financial year	256	344	360
Total dividends paid for the year1	R 9,453	R 18,176	R 1,698
Percentage of normalised earnings	35.00%	35.00%	35.00%
Dividends declared (in ZAR cents per share)	R 2.60	R 4.79	R 371
Minimum
Disclosure of classes of share capital [line items]
Percentage of normalised earnings	25.00%
Maximum
Disclosure of classes of share capital [line items]
Percentage of normalised earnings	35.00%